UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Focused Growth & Income Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.0%
Health Care - 26.3%
Biotechnology - 2.6%
Genentech, Inc. (a)	100,000	$7,481,000

Health Care Equipment & Supplies - 3.1%
Becton Dickinson & Co.	77,300	5,947,462
Zimmer Holdings, Inc. (a)	35,000	2,741,550

		8,689,012

Health Care Providers & Services - 12.6%
Aetna, Inc.	105,000	5,345,550
Cardinal Health, Inc.	50,000	3,419,000
Laboratory Corp. of America Holdings (a)(b)	104,700	8,131,002
Quest Diagnostics, Inc. (b)	80,000	4,380,000
UnitedHealth Group, Inc.	185,000	9,251,850
WellPoint, Inc. (a)	65,000	5,238,350

		35,765,752

Pharmaceuticals - 8.0%
Forest Laboratories, Inc. (a)	65,000	2,445,950
Merck & Co., Inc.	45,000	2,257,650
Schering-Plough Corp.	274,500	8,240,490
Wyeth	215,200	9,963,760

		22,907,850

		74,843,614

Consumer Staples - 21.5%
Food & Staples Retailing - 5.8%
CVS Caremark Corp.	50,000	1,891,000
Safeway, Inc.	299,200	9,493,616
Walgreen Co.	115,000	5,183,050

		16,567,666

Food Products - 5.7%
Campbell Soup Co. (b)	200,000	7,550,000
HJ Heinz Co.	150,000	6,763,500
Kellogg Co.	35,000	1,922,550

		16,236,050

Household Products - 1.7%
Procter & Gamble Co.	75,000	4,898,250

Tobacco - 8.3%
Altria Group, Inc.	126,600	8,787,306
Loews Corp. - Carolina Group	135,000	10,276,200
UST, Inc.	90,000	4,435,200

		23,498,706

		61,200,672

Financials - 15.7%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	65,000	2,627,950
Franklin Resources, Inc.	17,500	2,305,975
Janus Capital Group, Inc.	12,500	332,375
Northern Trust Corp.	41,800	2,569,028

		7,835,328

Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	100,000	4,452,000

Insurance - 10.1%
ACE Ltd.	105,000	6,064,800
American International Group, Inc.	125,000	8,250,000
Axis Capital Holdings Ltd.	300,000	10,830,000
Loews Corp.	75,000	3,525,750

		28,670,550

Real Estate Investment Trusts (REITs) - 1.4%
Prologis	65,000	3,910,400

		44,868,278

Information Technology - 14.0%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	85,000	2,713,200
Qualcomm, Inc.	100,000	3,989,000

		6,702,200

Computers & Peripherals - 4.7%
Sun Microsystems, Inc. (a)	2,500,000	13,400,000

IT Services - 1.6%
Accenture Ltd.-Class A (b)	110,000	4,533,100

Semiconductors & Semiconductor Equipment - 3.6%
Integrated Device Technology, Inc. (a)	325,000	5,083,000
International Rectifier Corp. (a)(b)	150,000	5,161,500

		10,244,500

Software - 1.8%
Microsoft Corp.	175,000	5,027,750

		39,907,550

Industrials - 6.1%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	36,329	2,039,874
United Technologies Corp.	32,500	2,425,475

		4,465,349

Electrical Equipment - 3.7%
Emerson Electric Co.	215,000	10,584,450

Machinery - 0.8%
ITT Corp.	35,000	2,379,650

		17,429,449

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Noble Energy, Inc.	79,300	4,763,551
Total SA (ADR)	60,000	4,505,400

		9,268,951

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	125,000	4,983,750
CenturyTel, Inc.	50,000	2,399,000

		7,382,750

Consumer Discretionary - 2.2%
Media - 2.2%
The McGraw-Hill Cos., Inc.	75,000	3,784,500
Omnicom Group, Inc.	50,000	2,546,500

		6,331,000

Materials - 2.1%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	65,000	5,850,650

Utilities - 1.2%
Independent Power Producers & Energy Traders - 0.9%
The AES Corp. (a)	140,000	2,535,400

Multi-Utilities - 0.3%
Sempra Energy	18,600	1,023,558

		3,558,958

Total Common Stocks
(cost $237,640,707)		270,641,872

SHORT-TERM INVESTMENTS - 7.3%
Investment Companies - 7.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c)
(cost $20,875,837)	20,875,837	20,875,837

Total Investments Before Security Lending
Collateral - 102.3%
(cost $258,516,544)		291,517,709

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.5%
Short-Terms - 5.5%
UBS Private Money Market Fund, LLC
(cost $15,607,784)	15,607,784	15,607,784

Total Investments - 107.8%
(cost $274,124,328)		307,125,493
Other assets less liabilities - (7.8)%		(22,285,525)

Net Assets - 100.0%		$284,839,968

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR☐                 -☐                American Depositary Receipt☐

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: October 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 22, 2007

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